INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Disclosure of inventories

	At December 31,
	2017	2016
	(€ thousand)
Raw materials	99,225	95,594
Semi-finished goods	87,678	72,472
Finished goods	206,862	155,932
Total inventories	393,765	323,998

Disclosure of slow moving and obsolete inventory
Changes in the provision for slow moving and obsolete inventories were as follows:

	2017	2016
	(€ thousand)
At January 1,	60,548	60,588
Provision	10,140	2,120
Use and other changes	(3,699)	(2,160)
At December 31,	66,989	60,548